COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Lease Payments for Non-Cancelable Operating Leases) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Year 2018	$ 2.8
Year 2019	1.2
Year 2020	0.4
Total	$ 4.4